UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

Asset-Backed Securities — 5.7%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	740	$788,013
AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)		630	633,212
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	423,500
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	215,095
Class C, 2.20%, 10/16/17		125	128,170
Class D, 3.09%, 8/15/18		155	159,102
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,199,899
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.36%, 1/25/37 (b)		1,046	903,503
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,980	1,996,240
DT Auto Owner, Trust Class C, (a):
Series 2011-2A, 3.05%, 2/16/16		1,500	1,500,717
Series 2011-3A, 4.03%, 2/15/17		255	258,213
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.11%, 1/15/16 (b)		180	180,409
Series 2012-1, Class C, 1.71%, 1/15/16 (b)		475	477,691
Series 2012-1, Class D, 2.31%, 1/15/16 (b)		445	447,512
Series 2012-2, Class B, 2.32%, 1/15/19		245	252,435
Series 2012-2, Class C, 2.86%, 1/15/19		105	109,049
Series 2012-2, Class D, 3.50%, 1/15/19		200	207,578
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.32%, 7/25/37 (b)		51	50,542
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.42%, 8/23/27		525	499,480
Series 2008-3, Class A4, 1.96%, 11/25/24		615	645,259
PFS Financing Corp., Series 2012-AA, Class A, 1.41%, 2/15/16 (a)(b)		480	483,993
		Par (000)	Value
Asset-Backed Securities

Asset-Backed Securities (concluded)
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16	USD	488	$492,270
Series 2011-S1A, Class C, 2.01%, 8/15/16		337	338,955
Series 2011-S1A, Class D, 3.15%, 8/15/16		351	353,884
Series 2011-WO, Class C, 3.19%, 10/15/15		580	595,392
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		860	866,155
Series 2010-2, Class C, 3.89%, 7/17/17		1,010	1,046,265
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	702,524
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		740	754,298
Series 2011-1, Class D, 4.01%, 2/15/17		940	983,688
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		231	231,552
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		251	252,116
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		596	601,019
Series 2012-1, Class B, 2.72%, 5/16/16		240	245,593
Series 2012-1, Class C, 3.78%, 11/15/17		325	340,429
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.59%, 6/15/21 (b)		181	176,764
Series 2008-5, Class A3, 1.62%, 1/25/18 (b)		515	525,143
Series 2008-5, Class A4, 2.02%, 7/25/23 (b)		615	648,505
Series 2012-A, Class A1, 1.61%, 8/15/25 (a)(b)		314	317,211
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	373,142
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		110	113,121
Series 2004-P10B, 4.75%, 8/10/14		99	101,923
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,276	1,255,212
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,202,490

			24,077,263

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)	USD	3,737	$293,129
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29 (a)		5,754	436,969

			730,098

Total Asset-Backed Securities – 5.9%			24,807,361

		Shares
Common Stocks (c)

Software — 0.0%
Bankruptcy Management Solutions, Inc.		135	3

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	260	281,125
United Technologies Corp.:
4.88%, 5/01/15 (d)		1,125	1,236,782
6.13%, 7/15/38		700	949,419

			2,467,326

Airlines — 0.6%
Continental Airlines, Inc. Pass-Through Trust, Series 2010-1, Class B, 6.00%, 7/12/20		622	635,494
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,673	1,739,920

			2,375,414

Auto Components — 1.0%
Icahn Enterprises LP (b)(e):
4.00%, 8/15/13		1,455	1,464,166
4.00%, 8/15/13 (a)		2,900	2,918,270

			4,382,436

Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	287	410,584

Building Products — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)	USD	255	253,087

		Par (000)	Value
Corporate Bonds
Capital Markets — 4.7%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(d)	USD	2,935	$3,739,833
E*Trade Financial Corp., 12.50%, 11/30/17		1,570	1,766,800
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		1,220	1,397,306
5.25%, 7/27/21 (d)		3,165	3,619,095
5.75%, 1/24/22 (d)		1,800	2,136,569
Morgan Stanley:
2.81%, 5/14/13 (b)		1,890	1,905,848
4.20%, 11/20/14		490	512,526
4.00%, 7/24/15		410	428,878
6.25%, 8/28/17		1,930	2,173,610
Murray Street Investment Trust I, 4.65%, 3/09/17		1,650	1,771,460

			19,451,925

Chemicals — 1.0%
The Dow Chemical Co., 4.13%, 11/15/21		350	381,173
Huntsman International LLC, 4.88%, 11/15/20 (a)		727	719,730
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		245	253,575
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,390	1,421,275
Tronox Finance LLC, 6.38%, 8/15/20 (a)		1,285	1,265,725

			4,041,478

Commercial Banks — 4.0%
CIT Group, Inc.:
5.38%, 5/15/20		1,650	1,761,375
5.00%, 8/15/22		360	377,448
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.88%, 2/08/22 (d)		1,390	1,509,421
3.95%, 11/09/22		1,500	1,520,166
Depfa ACS Bank, 5.13%, 3/16/37 (a)		3,775	2,968,611
Eksportfinans ASA, 5.50%, 6/26/17		950	998,925
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)(d)		1,400	1,443,750
HSBC Bank Plc, 3.10%, 5/24/16 (a)(d)		700	744,531
HSBC Holdings Plc, 6.10%, 1/14/42 (d)		305	407,474
Wachovia Corp., 5.25%, 8/01/14 (d)		3,425	3,669,240
Wells Fargo & Co., 3.50%, 3/08/22 (d)		1,390	1,497,533

			16,898,474

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)	USD	246	$257,070
Clean Harbors, Inc., 5.25%, 8/01/20		391	401,752
HDTFS, Inc. (a):
5.88%, 10/15/20		305	314,913
6.25%, 10/15/22		385	398,956
Mobile Mini, Inc., 7.88%, 12/01/20		320	347,600

			1,720,291

Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		4,330	4,332,165
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	579,025

			4,911,190

Computers & Peripherals — 0.0%
NCR Corp., 5.00%, 7/15/22 (a)		120	121,500

Construction & Engineering — 0.3%
ABB Finance USA, Inc., 4.38%, 5/08/42		192	214,742
URS Corp., 5.00%, 4/01/22 (a)		975	1,014,212

			1,228,954

Construction Materials — 0.5%
HD Supply, Inc. (a):
8.13%, 4/15/19		570	642,675
11.50%, 7/15/20		1,030	1,125,275
Lafarge SA, 7.13%, 7/15/36		135	137,700

			1,905,650

Consumer Finance — 1.0%
Discover Financial Services, 3.85%, 11/21/22 (a)		250	251,935
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,265	1,607,637
4.25%, 9/20/22		800	830,766
SLM Corp.:
6.25%, 1/25/16		661	717,185
Series A, 0.62%, 1/27/14 (b)		550	541,885
Toll Brothers Finance Corp., 5.88%, 2/15/22		345	391,125

			4,340,533

Containers & Packaging — 0.9%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17	EUR	425	590,320
7.38%, 10/15/17	USD	200	217,750
Sealed Air Corp., 6.50%, 12/01/20 (a)		775	809,875
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	725	1,013,617
4.88%, 9/15/18	USD	410	413,075
		Par (000)	Value
Corporate Bonds
Containers & Packaging (concluded)
Smurfit Kappa Acquisitions (concluded) (a):
7.75%, 11/15/19	EUR	410	$588,654

			3,633,291

Diversified Consumer Services — 1.2%
313 Group, Inc., 6.38%, 12/01/19 (a)	USD	636	626,460
Service Corp. International, 4.50%, 11/15/20		1,243	1,258,537
The Unique Pub Finance Co. Plc:
First Lein Series A4, 5.66%, 6/30/27	GBP	1,039	1,448,232
Second Lein Series M, 7.40%, 3/28/24		459	584,633
Third Lein Series N, 6.46%, 3/30/32		1,195	1,177,461

			5,095,323

Diversified Financial Services — 8.9%
Aircastle Ltd., 6.25%, 12/01/19 (a)	USD	708	718,620
Ally Financial, Inc.:
8.30%, 2/12/15		1,500	1,676,250
5.50%, 2/15/17		1,500	1,597,500
6.25%, 12/01/17		160	176,726
8.00%, 3/15/20		560	688,800
8.00%, 11/01/31		300	381,000
Bank of America Corp., 5.63%, 7/01/20 (d)		1,100	1,298,678
Capital One Financial Corp., 4.75%, 7/15/21		960	1,109,803
Citigroup, Inc.:
5.00%, 9/15/14		285	300,108
4.59%, 12/15/15 (d)		6,390	6,987,248
General Electric Capital Corp. (d):
6.15%, 8/07/37		2,150	2,690,142
6.88%, 1/10/39		135	183,165
JPMorgan Chase & Co.:
7.90% (b)(f)		3,500	3,953,950
3.70%, 1/20/15 (d)		3,425	3,609,864
6.30%, 4/23/19 (d)		2,000	2,471,564
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17 (d)		2,050	2,427,897
Moody's Corp., 4.50%, 9/01/22		900	962,655
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	550	740,338
7.88%, 8/15/19	USD	560	616,000
5.75%, 10/15/20 (a)		1,000	1,022,500
6.88%, 2/15/21		680	732,700
Spirit Issuer Plc, 5.86%, 12/28/21 GBP	GBP	1,620	2,361,891
WMG Acquisition Corp., 11.50%, 10/01/18	USD	562	635,060

			37,342,459

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services — 2.2%
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	698	$746,860
8.63%, 7/15/20		650	706,875
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	1,115,312
6.00%, 9/30/34		1,550	1,429,875
Verizon Communications, Inc.:
3.50%, 11/01/21		500	549,922
6.40%, 2/15/38 (d)		3,483	4,720,343
Windstream Corp., 7.88%, 11/01/17		40	44,300

			9,313,487

Electric Utilities — 6.3%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	162,543
5.95%, 12/15/36		217	251,330
CMS Energy Corp., 5.05%, 3/15/22		915	1,016,029
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	400,900
6.00%, 1/15/38 (d)		825	1,094,376
4.25%, 12/15/41 (d)		375	398,358
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,525	2,116,988
EDF SA, 5.60%, 1/27/40 (a)(d)		1,400	1,630,142
Florida Power Corp. (d):
6.35%, 9/15/37		1,325	1,814,149
6.40%, 6/15/38		430	590,698
Hydro-Quebec (d):
8.40%, 1/15/22		730	1,056,290
8.05%, 7/07/24		1,900	2,820,157
9.40%, 2/01/21		390	582,777
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	317,978
Nisource Finance Corp.:
6.40%, 3/15/18		280	337,928
5.25%, 2/15/43		500	536,164
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	2,014,743
PacifiCorp., 6.25%, 10/15/37 (d)		575	784,288
Public Service Co. of Colorado, 6.25%, 9/01/37 (d)		1,200	1,683,251
Southern California Edison Co.:
5.63%, 2/01/36		625	806,409
Series 08-A, 5.95%, 2/01/38 (d)		1,075	1,460,065
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,000	1,313,108
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37	USD	2,000	2,680,968

			25,869,639

Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20 (a)		580	597,400

		Par (000)	Value
Corporate Bonds
Energy Equipment & Services — 2.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(d)	USD	565	$553,700
Ensco Plc:
3.25%, 3/15/16		160	170,600
4.70%, 3/15/21		1,745	1,986,173
EOG Resources, Inc., 2.63%, 3/15/23		1,902	1,930,998
FTS International Services LLC/FTS International Services, Inc., 8.13%, 11/15/18 (a)		807	831,210
Noble Holding International Ltd., 5.25%, 3/15/42		350	379,833
Peabody Energy Corp., 6.25%, 11/15/21		2,600	2,697,500
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,940	1,940,000
Transocean, Inc.:
5.05%, 12/15/16		850	946,249
6.50%, 11/15/20		350	421,566

			11,857,829

Food Products — 1.4%
Darling International, Inc., 8.50%, 12/15/18		335	383,994
Kraft Foods Group, Inc. (a):
5.38%, 2/10/20		1,570	1,899,833
5.00%, 6/04/42		997	1,118,429
Mondelez International, Inc., 5.38%, 2/10/20		1,430	1,739,964
Post Holdings, Inc., 7.38%, 2/15/22 (a)		749	800,494

			5,942,714

Gas Utilities — 0.5%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41		1,600	2,051,931

Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp., 6.25%, 11/15/15		1,251	1,412,936
DJO Finance LLC, 7.75%, 4/15/18		735	685,387
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (a)		152	170,620
Teleflex, Inc., 6.88%, 6/01/19		385	414,838

			2,683,781

Health Care Providers & Services — 4.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		175	183,750
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	421,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	693,870
HCA, Inc.:
6.50%, 2/15/20	USD	1,990	2,233,775
7.88%, 2/15/20		135	151,706
4.75%, 5/01/23		2,265	2,287,650

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Health Care Providers & Services (concluded)
IASIS Healthcare LLC, 8.38%, 5/15/19	USD	1,000	$945,000
INC Research LLC, 11.50%, 7/15/19 (a)		545	550,450
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		40	34,800
Omnicare, Inc., 7.75%, 6/01/20		805	890,531
Symbion, Inc., 8.00%, 6/15/16		455	468,650
Tenet Healthcare Corp.:
10.00%, 5/01/18		200	228,000
8.88%, 7/01/19		1,150	1,288,000
4.75%, 6/01/20 (a)		785	790,888
UnitedHealth Group, Inc., 2.88%, 3/15/22 (d)		2,000	2,060,922
WellPoint, Inc., 4.65%, 1/15/43 (d)		4,005	4,204,205

			17,433,197

Health Care Technology — 0.6%
Amgen, Inc. (d):
6.40%, 2/01/39		750	962,243
5.15%, 11/15/41		1,500	1,710,755

			2,672,998

Hotels, Restaurants & Leisure — 0.1%
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	173,700
MGM Resorts International, 11.13%, 11/15/17		265	290,837

			464,537

Household Durables — 0.8%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)		580	617,700
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,572,500

			3,190,200

Household Products — 0.2%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	259,460
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	USD	200	207,500
6.63%, 11/15/22		275	288,062

			755,022

Independent Power Producers & Energy Traders — 0.7%
Calpine Corp., 7.50%, 2/15/21 (a)		157	173,485
Energy Future Holdings Corp., 10.00%, 1/15/20		890	945,625
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		922	1,028,030
GenOn REMA LLC, Series C, 9.68%, 7/02/26		415	444,050
		Par (000)	Value
Corporate Bonds
Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc., 6.63%, 3/15/23 (a)	USD	435	$450,225

			3,041,415

Industrial Conglomerates — 0.8%
The ADT Corp., 4.88%, 7/15/42 (a)		539	544,470
Sequa Corp. (a):
11.75%, 12/01/15		690	714,150
13.50%, 12/01/15		1,940	2,018,008
Smiths Group Plc, 3.63%, 10/12/22 (a)		180	181,019

			3,457,647

Insurance — 4.3%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	500	699,665
American International Group, Inc.:
3.80%, 3/22/17 (d)	USD	5,580	6,009,878
5.45%, 5/18/17		800	916,538
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	311,700
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19	USD	345	401,215
5.13%, 4/15/22		930	1,058,783
Hartford Life Global Funding Trusts, 0.57%, 6/16/14 (b)		425	424,351
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)		1,000	1,107,262
Lincoln National Corp., 6.25%, 2/15/20		630	750,077
Manulife Financial Corp., 3.40%, 9/17/15		1,630	1,715,370
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)(d)		775	826,552
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	462,271
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	317,050
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	292,671
Prudential Financial, Inc. (d):
7.38%, 6/15/19	USD	250	319,413
5.38%, 6/21/20		250	293,485
4.50%, 11/15/20		450	503,941
5.70%, 12/14/36		675	767,337
Series D, 5.90%, 3/17/36		500	585,122

			17,762,681

IT Services — 0.6%
First Data Corp. (a):
7.38%, 6/15/19		775	796,312
6.75%, 11/01/20		670	675,025
8.25%, 1/15/21		55	54,863

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
IT Services (concluded)
SunGard Data Systems, Inc., 7.38%, 11/15/18	USD	1,080	$1,151,550

			2,677,750

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	252,963

Machinery — 0.3%
UR Merger Sub Corp. (a):
5.75%, 7/15/18		194	209,035
7.38%, 5/15/20		495	540,787
7.63%, 4/15/22		452	500,590

			1,250,412

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)		1,050	1,286,250

Media — 8.0%
Affinion Group, Inc., 7.88%, 12/15/18		1,045	836,000
AMC Networks, Inc., 7.75%, 7/15/21		320	363,200
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		305	276,406
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		674	670,630
6.50%, 11/15/22		1,821	1,830,105
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	898,132
Comcast Corp., 6.45%, 3/15/37		790	1,025,824
Cox Communications, Inc., 8.38%, 3/01/39 (a)		1,740	2,648,283
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		983	982,740
Loan Close 3, 4.00%, 8/15/18		1,124	1,123,554
Shares Loan, 12.00%, 8/15/18		1,159	1,158,780
DIRECTV Holdings LLC:
6.38%, 3/01/41		260	300,670
5.15%, 3/15/42		2,100	2,109,334
Intelsat Luxembourg SA:
11.25%, 2/04/17		750	795,000
11.50%, 2/04/17 (g)		415	440,419
Interactive Data Corp., 10.25%, 8/01/18		1,330	1,489,600
NBC Universal Media LLC:
5.15%, 4/30/20		1,983	2,360,282
4.38%, 4/01/21		1,015	1,152,589
The New York Times Co., 6.63%, 12/15/16		1,800	1,962,000
News America, Inc., 7.63%, 11/30/28		385	503,392
		Par (000)	Value
Corporate Bonds
Media (concluded)
Omnicom Group, Inc., 3.63%, 5/01/22	USD	2,355	$2,467,703
TCI Communications, Inc., 7.88%, 2/15/26		610	877,443
Time Warner Cable, Inc.:
7.30%, 7/01/38		930	1,241,703
5.88%, 11/15/40		465	538,290
5.50%, 9/01/41		920	1,022,849
Time Warner, Inc.:
4.70%, 1/15/21		350	401,885
6.10%, 7/15/40		215	264,735
Unitymedia Hessen GmbH & Co. KG (a):
8.13%, 12/01/17		2,822	3,061,870
5.50%, 1/15/23 (h)		255	255,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		525	569,625

			33,628,043

Metals & Mining — 4.0%
Alcoa, Inc., 5.40%, 4/15/21		1,450	1,531,119
ArcelorMittal:
9.50%, 2/15/15		410	456,680
4.25%, 2/25/15		335	338,366
4.25%, 8/05/15		285	287,908
4.25%, 3/01/16		175	175,763
Barrick Gold Corp., 2.90%, 5/30/16		1,690	1,780,753
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (a)(d)		1,565	1,583,805
Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,330,355
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		540	549,327
New Gold, Inc. (a):
7.00%, 4/15/20		105	111,563
6.25%, 11/15/22		440	449,900
New World Resources NV, 7.88%, 5/01/18	EUR	165	219,419
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)	USD	475	500,577
Novelis, Inc., 8.75%, 12/15/20		4,120	4,614,400
Teck Resources Ltd., 5.38%, 10/01/15		2,359	2,602,206

			16,532,141

Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (a)		650	667,875

Oil, Gas & Consumable Fuels — 10.9%
Access Midstream Partners LP, 6.13%, 7/15/22		400	424,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,222,365

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets Plc, 3.13%, 10/01/15 (d)	USD	330	$351,252
Burlington Resources Finance Co., 7.40%, 12/01/31 (d)		875	1,277,104
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	406,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	1,001,852
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (d)		535	695,391
Continental Resources, Inc., 5.00%, 9/15/22		580	614,800
Denbury Resources, Inc., 8.25%, 2/15/20		530	598,900
Devon Energy Corp., 7.95%, 4/15/32		625	918,421
El Paso Natural Gas Co. LLC, 8.38%, 6/15/32		275	396,906
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	292,091
Energy Transfer Partners LP, 6.50%, 2/01/42		500	584,577
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		540	608,850
Enterprise Products Operating LLC:
4.05%, 2/15/22		1,250	1,383,755
6.13%, 10/15/39		700	850,025
5.95%, 2/01/41		500	584,800
Series L, 6.30%, 9/15/17		575	700,798
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)(d)		505	660,846
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,564,709
6.50%, 9/01/39		3,000	3,700,461
6.55%, 9/15/40		110	138,360
6.38%, 3/01/41		150	184,963
Linn Energy LLC, 6.25%, 11/01/19 (a)		405	406,519
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,239,215
MarkWest Energy Partners LP, 5.50%, 2/15/23		160	168,400
MidAmerican Energy Co., 5.80%, 10/15/36		700	906,603
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	1,014,067
6.50%, 9/15/37		1,900	2,572,423
Newfield Exploration Co., 5.63%, 7/01/24		710	759,700
Nexen, Inc., 7.50%, 7/30/39		1,000	1,442,752
Offshore Group Investments Ltd., 11.50%, 8/01/15		163	179,300
PBF Holding Co. LLC, 8.25%, 2/15/20 (a)		145	152,250
		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
PDC Energy, Inc., 7.75%, 10/15/22 (a)	USD	300	$303,000
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,419,837
5.75%, 1/20/20		1,725	1,970,611
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	372,371
Plains Exploration & Production Co., 6.88%, 2/15/23		950	978,500
Premier Oil Plc, 5.00%, 6/09/18		1,900	1,947,500
Range Resources Corp., 5.75%, 6/01/21		935	993,437
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,475	1,593,000
6.50%, 11/01/20 (a)		475	475,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		275	286,688
7.50%, 2/15/23		625	650,000
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17		1,040	1,295,081
Western Gas Partners LP:
5.38%, 6/01/21		710	814,334
4.00%, 7/01/22		200	209,564
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	3,088,345

			45,399,723

Paper & Forest Products — 1.1%
Boise Paper Holdings LLC:
9.00%, 11/01/17		180	196,200
8.00%, 4/01/20		155	168,562
Clearwater Paper Corp., 10.63%, 6/15/16		620	680,450
Domtar Corp., 6.25%, 9/01/42		2,000	2,177,746
International Paper Co.:
7.50%, 8/15/21		75	98,862
4.75%, 2/15/22		420	476,367
6.00%, 11/15/41		435	529,480
NewPage Corp., 11.38%, 12/31/14 (c)(i)		430	206,400

			4,534,067

Pharmaceuticals — 0.4%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	293,924
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)	USD	520	585,000
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)		575	610,938

			1,489,862

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Real Estate Investment Trusts (REITs) — 0.6%
Simon Property Group LP, 4.75%, 3/15/42	USD	835	$899,536
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	305,539
Vornado Realty LP, 5.00%, 1/15/22		1,185	1,312,268

			2,517,343

Real Estate Management & Development — 0.8%
Lennar Corp., 4.75%, 11/15/22 (a)		440	425,700
Mattamy Group Corp., 6.50%, 11/15/20 (a)		395	395,000
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	722	1,127,209
Realogy Corp. (a)(d):
7.88%, 2/15/19	USD	374	396,440
7.63%, 1/15/20		520	579,800
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	340,564

			3,264,713

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,195,574
The Hertz Corp., 7.38%, 1/15/21		545	592,688

			1,788,262

Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17		390	391,950

Software — 0.4%
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		555	571,650
Oracle Corp., 5.38%, 7/15/40 (d)		775	979,471

			1,551,121

Specialty Retail — 0.5%
The Home Depot, Inc., 5.88%, 12/16/36		830	1,101,368
QVC, Inc. (a):
7.50%, 10/01/19		85	93,614
7.38%, 10/15/20		35	38,801
5.13%, 7/02/22		965	1,022,561

			2,256,344

Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,158,500

Tobacco — 1.1%
Altria Group, Inc.:
9.95%, 11/10/38		800	1,322,682
10.20%, 2/06/39		1,388	2,338,763
Reynolds American, Inc., 4.75%, 11/01/42		1,050	1,065,121

			4,726,566

		Par (000)	Value
Corporate Bonds
Wireless Telecommunication Services — 2.2%
America Movil SAB de CV, 2.38%, 9/08/16	USD	795	$830,625
Crown Castle International Corp., 5.25%, 1/15/23 (a)		465	485,925
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,560	1,897,829
Digicel Group Ltd. (a):
8.25%, 9/01/17		150	160,875
8.25%, 9/30/20		905	961,562
MetroPCS Wireless, Inc., 6.63%, 11/15/20		750	793,125
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,669,913
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	407,676
Sprint Capital Corp., 6.88%, 11/15/28		570	587,100
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530	653,225
7.00%, 3/01/20		770	891,275

			9,339,130

Total Corporate Bonds – 84.4%			352,387,408

Foreign Agency Obligations

Italy Government International Bond, 5.38%, 6/15/33		455	448,421

Total Foreign Agency Obligations – 0.1%			448,421

Municipal Bonds

City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14		1,525	1,462,795
District of Columbia, Refunding RB, Howard University, Series B, 7.63%, 10/01/35		1,000	1,247,010
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,296,418
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,714,199
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	923,463

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

			Par (000)	Value
Municipal Bonds
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 7.06%, 4/01/57		USD	1,000	$1,125,320
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Second General Resolution:
Series EE, 5.38%, 6/15/43			385	473,931
Series EE, 5.50%, 6/15/43			465	580,641
Build America Bonds, Series GG, 5.72%, 6/15/42			700	934,801
New York State Dormitory Authority, RB, Build America Bonds :
5.63%, 3/15/39			550	687,654
5.60%, 3/15/40			950	1,202,862
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29			385	490,602
State of California, GO, Build America Bonds:
7.63%, 3/01/40			860	1,249,425
Various Purpose, 7.55%, 4/01/39			140	203,505
State of Illinois, GO, Taxable-Pension, 5.10%, 6/01/33			1,000	1,014,620
University of California, RB, Build America Bonds, 5.95%, 5/15/45			445	554,483

Total Municipal Bonds – 3.6%				15,161,729

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.5%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37			993	858,947
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35			1,391	1,204,846
Series 2006-OA21, Class A1, 0.40%, 3/20/47 (b)			775	499,998
Series 2007-HY4, Class 4A1, 5.13%, 6/25/47 (b)			728	586,419
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.41%, 4/25/46 (b)			311	201,122
Series 2007-10, Class A22, 6.00%, 7/25/37			572	501,501
			Par (000)	Value
Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations (concluded)
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.62%, 7/27/36 (a)(b)	USD		1,241	$1,221,570
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.20%, 6/19/35 (b)			959	974,528
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36			532	500,166
Series 2007-4F, Class 3A1, 6.00%, 7/25/37			685	637,402
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.39%, 12/25/36 (b)			581	441,538
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37			819	693,141
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36			249	223,230
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.97%, 5/25/36 (b)			646	482,385
Monastery BV, Series 2004-I, Class A2, 0.59%, 3/17/37 (b)	EUR		993	1,073,941
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37	USD		46	43,905

				10,144,639

Commercial Mortgage-Backed Securities — 11.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4:
Series 2007-1, 5.45%, 1/15/49			500	579,583
Series 2007-2, 5.80%, 4/10/49 (b)			750	876,733
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42			800	880,404
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.26%, 12/10/49 (b)			1,370	1,659,032
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48			1,093	1,209,414
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM, 5.97%, 6/10/46 (b)			1,750	1,900,356

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37	USD	705	$710,373
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 6.00%, 6/15/38 (b)		1,000	1,096,192
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,862,646
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)		1,010	1,172,400
DBRR Trust, Series 2011-C32, Class A3A, 5.92%, 6/17/49 (a)(b)		365	423,363
Extended Stay America Trust, Series 2010-ESHA, (a):
Class A, 2.95%, 11/05/27		481	481,408
Class B, 4.22%, 11/05/27		2,000	2,005,630
Class D, 5.50%, 11/05/27		210	210,566
Greenwich Capital Commercial Funding Corp., Class A4:
Series 2006-GG7, 6.06%, 7/10/38 (b)		1,165	1,344,499
Series 2007-GG9, 5.44%, 3/10/39		2,190	2,525,823
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 8/10/45 (b)(d)		435	498,977
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		2,262	2,335,058
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	867,355
Series 2006-CB14, Class AM, 5.64%, 12/12/44 (b)		330	356,978
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		730	651,588
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,467,536
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,201	6,221,030
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,751,521
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		1,000	1,064,499
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I:
Series 2004-HQ4, Class A7, 4.97%, 4/14/40	USD	1,000	$1,055,122
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (b)		4,000	4,646,368
Series 2007-XLC1, Class A2, 0.56%, 7/17/17		346	331,524
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		990	995,445
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48		4,271	4,290,426
Series 2007-C33, Class A4, 6.12%, 2/15/51 (b)		2,185	2,585,952
WF-RBS Commercial Mortgage Trust, Series 2012-C8,:
Class B, 4.31%, 8/15/45		695	753,092
Class C, 5.04%, 8/15/45 (b)		895	967,354

			49,778,247

Interest Only Commercial Mortgage-Backed Securities — 1.5%
Morgan Stanley Bank of America Merrill Lynch Trust, 2.10%, 8/15/45 (a)(b)		15,899	1,807,140
Morgan Stanley Capital I, Series 2012-C4, Class XA, 2.88%, 3/15/45 (a)(b)		9,584	1,420,867
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (a)		699	706,425
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012-C8, 2.42%, 8/15/45		6,082	834,795
Series 2012-C9, 2.45%, 11/15/45		10,900	1,578,843

			6,348,070

Total Non-Agency Mortgage-Backed Securities – 15.9%			66,270,956

Preferred Securities
Capital Trusts

Capital Markets — 0.0%
State Street Capital Trust IV, 1.39%, 6/01/77 (b)		70	54,075

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
Capital Trusts
Commercial Banks — 0.1%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)	USD	505	$506,263

Consumer Finance — 0.2%
Capital One Capital VI, 8.88%, 5/15/40		690	693,795

Insurance — 2.2%
The Allstate Corp., 6.50%, 5/15/67 (b)		1,950	2,059,687
American International Group, Inc., 8.18%, 5/15/68 (b)		195	243,750
Lincoln National Corp., 6.05%, 4/20/67 (b)		675	664,875
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		640	780,800
MetLife, Inc., 6.40%, 12/15/66		3,500	3,718,281
Swiss Re Capital I LP, 6.85% (a)(b)(f)		1,060	1,107,700
XL Group Plc, Series E, 6.50% (b)(f)		815	738,390

			9,313,483

Total Capital Trusts – 2.5%			10,567,616

		Shares
Preferred Stocks

Commercial Banks — 1.0%
US Bancorp, Series G, 6.00% (b)		150,000	4,137,000

Trust Preferreds

Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		14,773	411,059

Total Preferred Securities – 3.6%			15,115,675

		Par (000)
US Government Sponsored Agency Securities
Agency Obligations — 3.3%
Fannie Mae:
1.83%, 10/09/19 (d)(j)		7,055	6,227,448
5.63%, 7/15/37 (k)		775	1,131,402
Federal Home Loan Bank (d):
5.25%, 12/09/22		675	885,787
5.37%, 9/09/24		1,075	1,447,828
		Par (000)	Value
US Government Sponsored Agency Securities
Agency Obligations (concluded)
Resolution Funding Corp. (j):
1.13%, 7/15/18	USD	525	$492,686
1.19%, 10/15/18		525	489,670
Tennessee Valley Authority, 5.25%, 9/15/39 (d)		2,355	3,167,209

			13,842,030

Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		527	567,535
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		500	519,479
Series K013, Class A2, 3.97%, 1/25/21 (l)		940	1,084,403

			2,171,417

Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Mortgage-Backed Securities, Series K706, Class C, 4.02%, 11/25/44 (a)(b)		165	162,118

Interest Only Collateralized Mortgage Obligations — 2.8%
Fannie Mae Mortgage-Backed Securities:
Series 2010-126, Class UI, 5.50%, 10/25/40		5,630	869,706
Series 2012-47, Class NI, 4.50%, 4/25/42		5,945	888,705
Series 2012-96, Class DI, 4.00%, 2/25/27		9,249	743,928
Series 2012-M9, Class X1, 4.25%, 12/25/17 (b)		13,316	2,266,985
Freddie Mac Mortgage-Backed Securities:
Series 2579, Class HI, 5.00%, 8/15/17		47	177
Series 2611, Class QI, 5.50%, 9/15/32		1,432	167,956
Series K021, Class X1, 1.51%, 6/25/22 (b)		7,090	798,837
Series K707, Class XI, 1.70%, 12/25/18 (b)		2,506	201,406
Series K710, Class XI, 1.92%, 5/25/19 (b)		8,645	837,591
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 5.99%, 9/20/32		7,264	1,464,473
Series 2011-52, Class NS, 6.46%, 4/16/41		19,983	3,466,404

			11,706,168

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
US Government Sponsored Agency Securities
Mortgage-Backed Securities — 12.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 12/15/42 (m)	USD	16,300	$17,150,656
3.50%, 3/01/42		1,339	1,434,389
4.00%, 12/01/41		4,513	4,842,517
4.50%, 7/01/41 (d)		6,123	6,630,412
5.00%, 8/01/34		4,381	4,784,744
5.50%, 6/01/38		2,944	3,219,656
6.00%, 12/01/38 - 12/15/42 (m)		13,769	15,101,674
Freddie Mac Mortgage-Backed Securities, 6.00%, 2/01/13 - 12/01/18 (d)	USD	493	531,141
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		84	94,497

			53,789,686

Total US Government Sponsored Agency Securities – 19.6%			81,671,419

US Treasury Obligations

US Treasury Bonds (d):
8.13%, 8/15/21		1,550	2,423,206
6.25%, 8/15/23		5,085	7,389,141
3.50%, 2/15/39		330	381,975
4.25%, 5/15/39		6,045	7,893,446
4.38%, 5/15/40		6,375	8,495,682
4.75%, 2/15/41		1,630	2,299,829
4.38%, 5/15/41		800	1,067,249
3.13%, 11/15/41		20,915	22,460,744
3.13%, 2/15/42		6,268	6,726,347
3.00%, 5/15/42		2,730	2,855,411
2.75%, 8/15/42		6,895	6,840,054
US Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (d)		4,306	4,820,027
US Treasury Notes:
0.63%, 1/31/13 (k)		200	200,172
2.25%, 7/31/18		495	535,837
2.00%, 2/15/22 (d)		1,826	1,909,454
1.75%, 5/15/22		156	159,169
1.63%, 8/15/22 (d)		5,120	5,146,798

Total US Treasury Obligations – 19.5%			81,604,541

		Shares	Value
Warrants (n)
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	90		$—

Total Long-Term Investments (Cost – $592,299,373) – 152.6%			637,467,513

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (o)(p)		378,109	378,109

Total Short-Term Securities (Cost – $378,109) – 0.1%			378,109

Options Purchased		Notional Amount (000)

Over-the-Counter Interest Rate Call Swaptions — 0.1%
Receive a fixed rate of 1.39% and pay a floating rate based on 3-month LIBOR, Expires 10/06/14, Broker JPMorgan Chase & Co.	USD	21,700	280,825

Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker JPMorgan Chase & Co.		2,400	4,832
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 3/16/17, Broker Deutsche Bank AG		6,300	137,398

			142,230

Total Options Purchased (Cost – $610,795) – 0.1%			423,055

Total Investments Before TBA Sale Commitments and Options Written (Cost – $593,288,277*) – 152.8%			638,268,677

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

		Par (000)	Value
TBA Sale Commitments (m)
Fannie Mae Mortgage-Backed Securities, 6.00%, 12/01/99	USD	11,200	$(12,278,000)

Total TBA Sale Commitments (Proceeds – $12,330,891) – (2.9)%			(12,278,000)

Options Written		Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — (0.7)%
Pay a fixed rate of 2.06% and receive a floating rate based on 3-month LIBOR, Expires 4/09/14, Broker JPMorgan Chase & Co.	USD	16,100	(727,894)
Pay a fixed rate of 1.15% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Deutsche Bank AG		9,300	(99,193)
Pay a fixed rate of 1.15% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker BNP Paribas SA		30,300	(323,178)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, Expires 6/18/14, Broker Deutsche Bank AG		12,500	(148,655)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		9,000	(63,415)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker JPMorgan Chase & Co.		15,500	(109,215)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/21/14, Broker Deutsche Bank AG		9,700	(68,201)
Pay a fixed rate of 1.48% and receive a floating rate based on 3-month LIBOR, Expires 7/31/14, Broker JPMorgan Chase & Co.		10,000	(196,117)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 8/01/14, Broker Deutsche Bank AG		9,700	(67,608)
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 9/22/14, Broker Deutsche Bank AG		9,100	(669,311)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		1,100	(114,636)
Options Written		Notional Amount (000)	Value

Over-the-Counter Interest Rate Call Swaptions (concluded)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 4/03/17, Broker Goldman Sachs & Co.	USD	3,200	$(323,833)

			(2,911,256)

Over-the-Counter Interest Rate Put Swaptions — (0.6)%
Receive a fixed rate of 2.06% and pay a floating rate based on 3-month LIBOR, Expires 4/09/14, Broker JPMorgan Chase & Co.		16,100	$(61,873)
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker BNP Paribas SA		30,300	(139,211)
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Deutsche Bank AG		9,300	(42,728)
Receive a fixed rate of 2.20% and pay a floating rate based on 3-month LIBOR, Expires 6/18/14, Broker Deutsche Bank AG		12,500	(56,285)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		9,000	(56,627)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker JPMorgan Chase & Co.		15,500	(97,524)
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, Expires 7/16/14, Broker Deutsche Bank AG		24,800	(167,790)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/21/14, Broker Deutsche Bank AG		9,700	(63,030)
Receive a fixed rate of 1.48% and pay a floating rate based on 3-month LIBOR, Expires 7/31/14, Broker JPMorgan Chase & Co.		10,000	(127,404)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 8/01/14, Broker JPMorgan Chase & Co.		11,200	(76,214)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 8/01/14, Broker Deutsche Bank AG		9,700	(66,007)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, Expires 9/22/14, Broker Deutsche Bank AG		9,100	(195,452)

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, Expires 10/03/14, Broker JPMorgan Chase & Co.	USD	50,000	$(667,093)
Receive a fixed rate of 2.39% and pay a floating rate based on 3-month LIBOR, Expires 10/06/14, Broker JPMorgan Chase & Co.		21,700	(293,754)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/16/17, Broker Deutsche Bank AG		12,600	(125,377)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		1,100	(40,391)
Receive a fixed rate of 3.60% and pay a floating rate based on 3-month LIBOR, Expires 4/03/17, Broker Goldman Sachs Group, Inc.		3,200	(121,587)

			(2,398,347)

Total Options Written (Premiums Received – $6,539,161) – (1.3)%			(5,309,603)

Total Investments, Net of TBA Sale Commitments and Options Written (Cost - $574,418,225) – 148.6%			620,681,074
Liabilities in Excess of Other Assets – (48.6)%			(203,029,759)

Net Assets – 100.0%			$417,651,315

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$594,100,300

Gross unrealized appreciation	$49,611,667
Gross unrealized depreciation	(5,443,290)

Net unrealized appreciation	$44,168,377

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Convertible security.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase & Co.	$255,000	—

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(l)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citigroup Inc.	—	$4,250
Credit Suisse Group AG	—	$(48,125)
Deutsche Bank AG	—	$12,281
Goldman Sachs Group, Inc.	$17,150,656	$111,938
JPMorgan Chase & Co.	—	$141
Royal Bank of Scotland Group Plc	—	$(94)

(n)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(o)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	534,025	(155,916)	378,109	$644

(p)	Represents the current yield as of report date.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Reverse repurchase agreements outstanding as of November 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank Securities, Inc.	0.11%	4/24/12	Open	$2,186,237	$2,187,713
UBS Securities LLC	(0.25)%	4/26/12	Open	488,725	487,982
Bank of America Merrill Lynch	0.22%	5/07/12	Open	863,156	864,253
Deutsche Bank Securities, Inc.	0.21%	5/07/12	Open	5,688,094	5,694,996
BNP Paribas Securities Corp.	0.19%	5/09/12	Open	367,950	368,350
BNP Paribas Securities Corp.	0.18%	5/09/12	Open	1,039,000	1,040,070
UBS Securities LLC	0.28%	5/10/12	Open	3,492,650	3,498,192
Bank of America Merrill Lynch	0.25%	6/05/12	Open	1,431,094	1,432,873
BNP Paribas Securities Corp.	0.23%	6/05/12	Open	23,163,363	23,189,853
UBS Securities LLC	0.32%	6/06/12	Open	13,803,750	13,825,591
Credit Suisse Securities (USA) LLC	0.30%	6/20/12	Open	793,406	794,490
UBS Securities LLC	0.32%	6/29/12	Open	2,488,625	2,492,054
BNP Paribas Securities Corp.	0.17%	7/18/12	Open	7,051,500	7,056,029
Credit Suisse Securities (USA) LLC	0.21%	7/25/12	Open	2,528,438	2,530,326
Credit Suisse Securities (USA) LLC	0.23%	7/25/12	Open	3,161,588	3,164,173
Bank of America Securities	0.18%	7/26/12	Open	22,098,513	22,112,656
Bank of America Securities	0.17%	7/26/12	Open	7,671,994	7,676,631
UBS Securities LLC	0.33%	7/30/12	Open	2,395,062	2,397,784
UBS Securities LLC	0.34%	7/31/12	Open	1,496,275	1,498,013
UBS Securities LLC	0.35%	7/31/12	Open	883,125	884,181
Credit Suisse Securities (USA) LLC	0.35%	8/02/12	Open	5,138,813	5,144,858
UBS Securities LLC	0.34%	8/07/12	Open	3,425,000	3,428,752
Credit Suisse Securities (USA) LLC	0.35%	8/08/12	Open	1,504,356	1,506,038
Barclays Capital, Inc.	0.35%	8/09/12	Open	4,342,543	4,347,356
Credit Suisse Securities (USA) LLC	0.35%	8/09/12	Open	1,718,681	1,720,586
UBS Securities LLC	0.34%	8/13/12	Open	2,869,999	2,872,981
Credit Suisse Securities (USA) LLC	0.35%	8/15/12	Open	1,648,500	1,650,231
Credit Suisse Securities (USA) LLC	0.35%	8/17/12	Open	748,937	749,709
Barclays Capital, Inc.	0.35%	8/21/12	Open	5,635,800	5,641,389
BNP Paribas Securities Corp.	0.11%	8/21/12	Open	2,791,425	2,792,295
Credit Suisse Securities (USA) LLC	0.25%	9/06/12	Open	1,903,605	1,904,742

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Securities (USA) LLC	0.35%	9/10/12	Open	$6,637,613	$6,642,905
Barclays Capital, Inc.	0.35%	9/18/12	Open	3,346,988	3,349,396
UBS Securities LLC	0.34%	9/28/12	Open	2,572,562	2,574,117
Credit Suisse Securities (USA) LLC	0.35%	10/05/12	Open	2,020,500	2,021,620
UBS Securities LLC	(0.50)%	10/16/12	Open	496,600	496,283
Credit Suisse Securities (USA) LLC	0.35%	10/18/12	Open	1,317,750	1,318,314
Credit Suisse Securities (USA) LLC	0.35%	10/19/12	Open	1,232,000	1,232,515
Deutsche Bank Securities, Inc.	(0.13)%	10/22/12	Open	451,856	451,793
UBS Securities LLC	0.34%	10/23/12	Open	4,608,009	4,609,706
Deutsche Bank Securities, Inc.	(0.63)%	10/24/12	12/31/22	345,482	345,254
Credit Suisse Securities (USA) LLC	0.35%	11/08/12	Open	3,954,938	3,955,822
Morgan Stanley & Co. LLC	0.34%	11/13/12	12/12/12	23,466,040	23,469,808
Deutsche Bank Securities, Inc.	0.22%	11/20/12	Open	6,912,238	6,912,703
Deutsche Bank Securities, Inc.	0.18%	11/20/12	Open	5,158,400	5,158,684

Total				$197,341,180	$197,494,067

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts purchased as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation

324	30-Year US Treasury Bond	Chicago Board of Trade	March 2013	USD	48,620,250	$188,496
250	2-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	55,113,281	13,247
53	5-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	6,610,094	21,477

Total						$223,220

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation

15	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	3,738,188	$(4,426)
15	90-Day Euro-Dollar	Chicago Board of Trade	March 2013	USD	3,738,000	(5,101)
566	10-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	75,640,594	(144,298)
31	Ultra Long US Treasury Bond	Chicago Mercantile	March 2013	USD	5,144,063	(27,486)
12	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	2,989,950	(3,030)
12	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	2,989,500	(6,459)
16	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	3,985,200	(12,742)
12	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	2,988,300	(9,054)
9	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	2,240,438	(5,235)
9	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	2,239,650	(9,125)
9	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	2,238,638	(10,636)
49	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	12,182,625	(69,671)
40	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	9,938,500	(60,283)
40	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	9,930,500	(71,610)
40	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	9,920,000	(76,110)

Total						$(515,266)

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

	USD	6,013,859	GBP	3,752,000	Goldman Sachs Group, Inc.	1/16/13	$3,099
	EUR	4,158,000	USD	5,393,945	BNP Paribas SA	1/23/13	16,502
	USD	1,215,703	EUR	950,000	Deutsche Bank AG	1/23/13	(20,450)
	USD	12,435,555	EUR	9,468,000	UBS AG	1/23/13	115,664

	Total						$114,815
•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Radian Group, Inc.	5.00%	Citigroup, Inc.	6/20/15	USD	1,400	$159,326
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	1,800	(20,511)
Hillshire Brands Co.	1.00%	JPMorgan Chase & Co.	3/20/17	USD	202	2,464
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1,023	(27,963)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	9/20/17	USD	2,000	(54,560)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	2,000	(52,681)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1,023	(26,248)

Total						$(20,173)

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

MetLife, Inc.	1.00%	Credit Suisse Group AG	9/20/16	A-	USD	535	$25,129
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	29,936
MetLife, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/16	A-	USD	500	19,649
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	900	35,797
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	275	9,079
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	298	9,749
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	285	10,755

Total							$140,094

[1]	Using Standard & Poor’s (S&P's) rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
•	Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley	12/13/49	AA+	USD	525	$32,946
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley	2/17/51	A	USD	525	34,217

Total							$67,163

[1]	Using S&P's rating of the underlying securities.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Interest rate swaps outstanding as of November 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.26%[3]	3-month CBA	JPMorgan Chase & Co.	6/25/14	CAD	29,600	$(12,249)
1.27%[3]	3-month CBA	Deutsche Bank AG	7/03/14	CAD	13,600	(4,684)
1.33%[3]	3-month CBA	Deutsche Bank AG	7/05/14	CAD	13,600	3,573
1.22%[3]	3-month CBA	Deutsche Bank AG	7/09/14	CAD	13,600	(11,396)
1.24%[3]	3-month CBA	Deutsche Bank AG	7/11/14	CAD	13,600	(8,844)
1.50%[3]	3-month CBA	Deutsche Bank AG	9/09/14	CAD	23,100	37,742
1.54%[3]	3-month CBA	Deutsche Bank AG	9/13/14	CAD	22,800	45,884
0.40%[4]	3-month LIBOR	JPMorgan Chase & Co.	9/13/14	USD	29,500	(15,138)
0.37%[4]	3-month LIBOR	JPMorgan Chase & Co.	10/02/14	USD	29,700	3,222
0.39%[4]	3-month LIBOR	JPMorgan Chase & Co.	10/12/14	USD	29,200	(9,767)
0.36%[4]	3-month LIBOR	JPMorgan Chase & Co.	10/19/14	USD	23,200	4,929
0.38%[4]	3-month LIBOR	Credit Suisse Group AG	11/15/14	USD	9,000	(503)
0.39%[4]	3-month LIBOR	JPMorgan Chase & Co.	11/29/14	USD	50,000	(14,941)
1.66%[4]	3-month CBA	JPMorgan Chase & Co.	6/25/16	CAD	15,000	(14,990)
1.64%[4]	3-month CBA	Deutsche Bank AG	7/03/16	CAD	13,600	(7,781)
1.70%[4]	3-month CBA	Deutsche Bank AG	7/05/16	CAD	13,600	(23,327)
1.79%[4]	3-month CBA	Deutsche Bank AG	9/08/16	CAD	11,800	(31,121)
1.86%[4]	3-month CBA	Deutsche Bank AG	9/15/16	CAD	11,800	(47,377)
1.20%[3]	3-month LIBOR	JPMorgan Chase & Co.	8/30/18	USD	7,900	82,669
1.51%[3]	3-month LIBOR	Deutsche Bank AG	7/13/19	USD	5,900	57,199
1.20%[3]	3-month LIBOR	Deutsche Bank AG	9/28/19	USD	600	3,366
1.18%[4]	3-month LIBOR	JPMorgan Chase & Co.	10/05/19	USD	15,800	(60,595)
1.89%[4]	3-month LIBOR	JPMorgan Chase & Co.	10/08/21	USD	11,900	(78,577)
2.04%[3]	3-month LIBOR	Morgan Stanley	5/04/22	USD	10,600	445,954
1.89%[3]	6-month EURIBOR	Citigroup, Inc.	6/27/22	EUR	1,800	55,009
2.58%[4]	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	350	(27,494)
2.68%[4]	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	745	(79,591)
3.07%[4]	3-month LIBOR	Barclays Plc	3/21/42	USD	4,200	(460,988)
2.15%[4]	6-month EURIBOR	Citigroup, Inc.	6/27/42	EUR	770	32,267
2.41%[4]	3-month LIBOR	JPMorgan Chase & Co.	7/02/42	USD	1,400	46,609
2.49%[4]	3-month LIBOR	Deutsche Bank AG	7/05/42	USD	4,500	75,569
2.52%[4]	3-month LIBOR	Citigroup, Inc.	9/04/42	USD	5,100	47,593
2.52%[4]	3-month LIBOR	Goldman Sachs Group, Inc.	9/04/42	USD	5,100	49,585

Total						$81,807

[3]	Trust pays the floating rate and receives the fixed rate.
[4]	Trust pays the fixed rate and receives the floating rate.
•	Total return swaps outstanding as of November 30, 2012 were as follows:

	Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

	Change in Return of the Consumer Price Index for All Urban Consumers	2.18%[5]	Bank of America Corp.	10/06/21	USD	1,880	$(86,614)

[5]	Trust pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	18

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$23,723,379	$1,083,982	$24,807,361
Common Stocks	—	—	3	3
Corporate Bonds	—	342,842,669	9,544,739	352,387,408
Foreign Agency Obligations	—	448,421	—	448,421
Municipal Bonds	—	15,161,729	—	15,161,729
Non-Agency Mortgage- Backed Securities	—	64,943,987	1,326,969	66,270,956
Preferred Securities	$4,548,059	10,567,616	—	15,115,675
US Government Sponsored Agency Securities	—	81,671,419	—	81,671,419
US Treasury Obligations	—	81,604,541	—	81,604,541
Short-Term Securities	378,109	—	—	378,109
Total	$4,926,168	$620,963,761	$11,955,693	$637,845,622

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]:
Assets:
Credit contracts	—	$792,102	—	$792,102
Foreign currency contracts	—	135,265	—	135,265
Interest rate contracts	$223,220	991,170	—	1,214,390
Liabilities
Credit contracts	—	(181,963)	—	(181,963)
Foreign currency contracts	—	(20,450)	—	(20,450)
Interest rate contracts	(515,266)	(6,218,966)	—	(6,734,232)
Other contracts		(86,614)	—	(86,614)
Total	$(292,046)	$(4,589,456)	—	(4,881,502)

1 Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	19

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$ 286,111	—	—	$ 286,111
Cash pledged as collateral for reverse repurchase agreements	1,870,883	—	—	1,870,883
Cash pledged as collateral for swaps	6,090,000	—	—	6,090,000
Liabilities:
Cash received as collateral for swaps	—	$ (1,200,000)	—	(1,200,000)
Cash received as collateral for reverse repurchase agreements	—	(1,410,475)	—	(1,410,475)
Reverse repurchase agreements	—	(197,341,180)	—	(197,341,180)
Total	$ 8,246,994	$(199,951,655)	—	$(191,704,661)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

Certain of the Trust's investments are categorized as Level 3 and were valued utilizing transaction prices from recent transactions or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$ 1,505,315	$ 1	$ 5,224,808	$ 511,457	$ 7,241,581
Transfers into Level 3[1]	—	—	4,421,623	—	4,421,623
Transfers out of Level 3[1]	(365,529)	—	—	—	(365,529)
Accrued discounts/premiums	(112,047)	—	(6,411)	1,447	(117,011)
Net realized gain (loss)	3	—	—	13,369	13,372
Net change in unrealized appreciation/depreciation[2]	86,439	2	(95,281)	8,560	(280)
Purchases	—	—	—	990,000	990,000
Sales	(30,199)	—	—	(197,864)	(228,063)
Closing Balance, as of November 30, 2012	$ 1,083,982	$ 3	$ 9,544,739	$ 1,326,969	$ 11,955,693

1 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2012, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,421,623 transferred from Level 2 to Level 3 in the disclosure hierarchy.

2 The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $(562).

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2012	20

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Core Bond Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Core Bond Trust

Date: January 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Core Bond Trust

Date: January 23, 2013